LEASE RECEIVABLES	12 Months Ended
Mar. 31, 2013
LEASE RECEIVABLES

8. LEASE RECEIVABLES

Lease receivables represent capital leases which consist of sales-type leases. Most of the lease receivables are recognized at TA Triumph-Adler GmbH (TA). These receivables typically have terms ranging from one year to seven years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Total minimum lease payments receivable	¥32,683	¥34,073
Unguaranteed residual values	1,522	1,176
Unearned income	(2,544)	(2,325)
Executory costs	(21)	(12)

	31,640	32,912
Less, allowance for doubtful receivables	(382)	(238)

	31,258	32,674
Less, portion due within one year	(11,307)	(11,720)

Total	¥19,951	¥20,954

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Balance at beginning of year	¥571	¥493	¥382
Charged to costs or expenses, or charge-off	(44)	(69)	(187)
Others*	(34)	(42)	43

Balance at end of year	¥493	¥382	¥238

*	Others consist mainly of foreign currency translation adjustments.

TA estimates allowances for doubtful accounts related to lease receivables at the portfolio level.

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2014	¥12,717
2015	9,004
2016	6,375
2017	4,196
2018	1,485
2019 and thereafter	296

Total	¥34,073

TA transferred the capital lease receivables to a third party in exchange for cash, however, the transfer was not qualified as a sale for financial reporting purpose because TA has a right to repurchase the receivables. Accordingly, Kyocera has accounted for the cash received as a secured borrowing and it has been included in long-term debt. As a result of the transaction, the capital lease receivables in the amount of ¥28,086 million and ¥27,065 million have been recorded on the balance sheets as of March 31, 2012 and 2013, respectively.